SCHEDULE OF OTHER INFORMATION ABOUT LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating cash flows used in operating leases	$ 27,231	$ 107,936
Operating cash flows used in finance leases	156,105	185,166
Financing cash flows used in finance leases	1,237,629	1,292,795
Right-of-use assets obtained in exchange for new operating lease liabilities		67,072	$ 90,342
Right-of-use assets obtained in exchange for new finance lease liabilities		$ 964,362	$ 1,767,504
Operating Lease, Weighted Average Remaining Lease Term	6 months 18 days	1 year 1 month 20 days
Weighted-average remaining lease term-finance	1 year 9 months 21 days	2 years 6 months 21 days
Weighted average discount rate-operating	4.00%	4.00%
Weighted average discount rate-finance	6.57%	6.05%